Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,536,000
Previously Paid Amount	0.00
Total Fee Amount	2,072.36
Total Offset Amount	0.00
Net Fee	2,072.36
Narrative - Max Aggregate Offering Price	$ 13,536,000
Final Prospectus	true